Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Comprehensive income (loss)
Profit (loss) for the period	$ 475,537	$ (14,961)
Items that may be reclassified to profit or loss:
Foreign currency translation gain	226	28
Other comprehensive income (loss)	226	28
Comprehensive income (loss)	475,763	(14,933)
Comprehensive income (loss) attributable to the shareholders of the Company	$ 475,763	$ (14,933)